UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2010
BlackRock Prepared Portfolio 2015
BlackRock Prepared Portfolio 2020
BlackRock Prepared Portfolio 2025
BlackRock Prepared Portfolio 2030
BlackRock Prepared Portfolio 2035
BlackRock Prepared Portfolio 2040
BlackRock Prepared Portfolio 2045
BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 10/31/2009

Item 1	–	Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Lifecycle Prepared PortfoliosSM OF BLACKROCK FUNDS II ANNUAL REPORT | OCTOBER 31, 2009

BlackRock Prepared Portfolio 2010

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK FUNDS II	OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the 6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable Fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

**	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc. and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2010

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Relative to the reference benchmark, asset allocation decisions among the broad asset classes (i.e., stocks, bonds and cash) were additive to performance over the year. The aggregate performance of the underlying BlackRock funds also contributed positively to the Portfolio’s performance, and the allocations to global equity and fixed income strategies were especially strong during the period. The largest contributions to performance came from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Total Return Fund. The BlackRock Global Dynamic Equity Fund also aided results.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the Portfolio’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. The BlackRock Total Return Fund benefited from a reversal of last year’s flight to quality as the US government implemented a series of quantitative easing programs in the first quarter of 2009 aimed at restoring liquidity to the credit market. Performance for the period was positively affected by exposure to spread sectors, including agency mortgage-backed securities (MBS), non-agency MBS, commercial MBS and asset-backed securities, as well as investment-grade corporate credit. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in US large cap growth (the BlackRock Capital Appreciation Portfolio) and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	57%
Fixed Income Funds	43

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	39%
Master Basic Value LLC	13
BlackRock Global Dynamic Equity Fund, Institutional Class	12
Master Large Cap Core Portfolio	12
BlackRock Capital Appreciation Portfolio, Institutional Class	8
BlackRock Small Cap Core Equity Portfolio, Institutional Class	5
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	4
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Global Emerging Markets Fund, Institutional Class	3

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

4	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2010

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2010 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	45.0%	44.0%	11.0%
6/12/07 to 1/03/08	47.0	42.4	10.6
1/04/08 to 1/02/09	48.0	41.6	10.4
1/03/09 to Present	49.2	40.7	10.1

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	17.65%	19.00%	N/A	(1.52)%	N/A
Investor A	17.20	18.22	12.03%	(1.99)	(4.04)%
Class R	17.05	17.91	N/A	(2.25)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2010 Reference Index	13.78	14.55	N/A	(2.63)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	5

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2015

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Relative to the reference benchmark, asset allocation decisions among the broad asset classes (i.e., stocks, bonds and cash) were additive to performance over the year. The aggregate performance of the underlying BlackRock funds also contributed positively to the Portfolio’s performance, and the allocations to global equity and fixed income strategies were especially strong during the period. The largest contributions to performance came from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Total Return Fund. The BlackRock Global Dynamic Equity Fund also aided results.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the Portfolio’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. The BlackRock Total Return Fund benefited from a reversal of last year’s flight to quality as the US government implemented a series of quantitative easing programs in the first quarter of 2009 aimed at restoring liquidity to the credit market. Performance for the period was positively affected by exposure to spread sectors, including agency mortgage-backed securities (MBS), non-agency MBS, commercial MBS and asset-backed securities, as well as investment-grade corporate credit. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in US large cap growth (the BlackRock Capital Appreciation Portfolio) and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	61%
Fixed Income Funds	39

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	35%
Master Basic Value LLC	14
BlackRock Global Dynamic Equity Fund, Institutional Class	13
Master Large Cap Core Portfolio	13
BlackRock Capital Appreciation Portfolio, Institutional Class	8
BlackRock Small Cap Core Equity Portfolio, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	4
BlackRock Global Emerging Markets Fund, Institutional Class	3

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

6	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2015 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to Present	44.7	44.2	11.1

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	18.03%	18.78%	N/A	(2.52)%	N/A
Investor A	17.68	18.52	12.27%	(2.88)	(4.91)%
Class R	17.39	17.92	N/A	(3.18)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2015 Reference Index	14.53	14.63	N/A	(3.33)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	7

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2020

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Relative to the reference benchmark, asset allocation decisions among the broad asset classes (i.e., stocks, bonds and cash) were additive to performance over the year. The aggregate performance of the underlying BlackRock funds also contributed positively to the Portfolio’s performance, and the allocations to global equity and fixed income strategies were especially strong during the period. The largest contributions to performance came from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Total Return Fund. The BlackRock Global Dynamic Equity Fund also aided results.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the Portfolio’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. The BlackRock Total Return Fund benefited from a reversal of last year’s flight to quality as the US government implemented a series of quantitative easing programs in the first quarter of 2009 aimed at restoring liquidity to the credit market. Performance for the period was positively affected by exposure to spread sectors, including agency mortgage-backed securities (MBS), non-agency MBS, commercial MBS and asset-backed securities, as well as investment-grade corporate credit. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in US large cap growth (the BlackRock Capital Appreciation Portfolio) and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	67%
Fixed Income Funds	33

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	30%
Master Basic Value LLC	15
BlackRock Global Dynamic Equity Fund, Institutional Class	14
Master Large Cap Core Portfolio	14
BlackRock Capital Appreciation Portfolio, Institutional Class	9
BlackRock Small Cap Core Equity Portfolio, Institutional Class	7
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	3
BlackRock Global Emerging Markets Fund, Institutional Class	3

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

8	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2020 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to Present	39.1	48.7	12.2

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	18.40%	18.89%	N/A	(3.61)%	N/A
Investor A	18.18	18.56	12.30%	(3.93)	(5.95)%
Class R	18.01	18.11	N/A	(4.24)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2020 Reference Index	15.45	14.56	N/A	(4.45)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	9

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2025

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Relative to the reference benchmark, asset allocation decisions among the broad asset classes (i.e., stocks, bonds and cash) were additive to performance over the year. The aggregate performance of the underlying BlackRock funds also contributed positively to the Portfolio’s performance, and the allocations to global equity and fixed income strategies were especially strong during the period. The largest contributions to performance came from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Total Return Fund. The BlackRock Global Dynamic Equity Fund also aided results.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the Portfolio’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. The BlackRock Total Return Fund benefited from a reversal of last year’s flight to quality as the US government implemented a series of quantitative easing programs in the first quarter of 2009 aimed at restoring liquidity to the credit market. Performance for the period was positively affected by exposure to spread sectors, including agency mortgage-backed securities (MBS), non-agency MBS, commercial MBS and asset-backed securities, as well as investment-grade corporate credit. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in US large cap growth (the BlackRock Capital Appreciation Portfolio) and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	74%
Fixed Income Funds	26

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	23%
Master Basic Value LLC	17
BlackRock Global Dynamic Equity Fund, Institutional Class	16
Master Large Cap Core Portfolio	15
BlackRock Capital Appreciation Portfolio, Institutional Class	10
BlackRock Small Cap Core Equity Portfolio, Institutional Class	7
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Global Emerging Markets Fund, Institutional Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	3

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

10	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2025 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to Present	31.3	55.0	13.7

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	18.88%	17.55%	N/A	(4.87)%	N/A
Investor A	18.65	17.08	10.89%	(5.20)	(7.19)%
Class R	18.45	16.75	N/A	(5.49)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2025 Reference Index	16.74	14.35	N/A	(6.15)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	11

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2030

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Overall, the performance of the Portfolio’s underlying BlackRock funds was strongly positive during the year, as were asset allocation decisions among sub-asset classes within equities. The Portfolio’s allocations to non-US and global equity strategies were especially strong during the period, with the largest contributions to performance coming from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the fund’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada. The Portfolio’s US large cap growth allocation, the BlackRock Capital Appreciation Portfolio, also contributed.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in the BlackRock Capital Appreciation Portfolio and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	85%
Fixed Income Funds	15

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	20%
BlackRock Global Dynamic Equity Fund, Institutional Class	18
Master Large Cap Core Portfolio	18
BlackRock Total Return Fund, BlackRock Class	13
BlackRock Capital Appreciation Portfolio, Institutional Class	12
BlackRock Small Cap Core Equity Portfolio, Institutional Class	8
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Global Emerging Markets Fund, Institutional Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

12	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2030 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to Present	20.1	63.9	16.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	19.91%	17.83%	N/A	(6.28)%	N/A
Investor A	19.53	17.11	10.98%	(6.69)	(8.64)%
Class R	19.47	16.81	N/A	(6.95)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2030 Reference Index	18.62	13.97	N/A	(8.86)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	13

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2035

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Overall, the performance of the Portfolio’s underlying BlackRock funds was strongly positive during the year, as were asset allocation decisions among sub-asset classes within equities. The Portfolio’s allocations to non-US and global equity strategies were especially strong during the period, with the largest contributions to performance coming from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the fund’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada. The Portfolio’s US large cap growth allocation, the BlackRock Capital Appreciation Portfolio, also contributed.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in the BlackRock Capital Appreciation Portfolio and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	95%
Fixed Income Funds	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	22%
Master Large Cap Core Portfolio	20
BlackRock Global Dynamic Equity Fund, Institutional Class	20
BlackRock Capital Appreciation Portfolio, Institutional Class	13
BlackRock Small Cap Core Equity Portfolio, Institutional Class	9
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Global Emerging Markets Fund, Institutional Class	5
BlackRock Total Return Fund, BlackRock Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

14	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2035 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	20.36%	16.48%	N/A	(7.77)%	N/A
Investor A	20.15	16.05	9.96%	(8.13)	(10.06)%
Class R	20.09	15.72	N/A	(8.40)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2035 Reference Index	20.32	14.35	N/A	(9.82)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	15

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2040

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Overall, the performance of the Portfolio’s underlying BlackRock funds was strongly positive during the year, as were asset allocation decisions among sub-asset classes within equities. The Portfolio’s allocations to non-US and global equity strategies were especially strong during the period, with the largest contributions to performance coming from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the fund’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada. The Portfolio’s US large cap growth allocation, the BlackRock Capital Appreciation Portfolio, also contributed.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in the BlackRock Capital Appreciation Portfolio and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	95%
Fixed Income Funds	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	22%
Master Large Cap Core Portfolio	20
BlackRock Global Dynamic Equity Fund, Institutional Class	20
BlackRock Capital Appreciation Portfolio, Institutional Class	13
BlackRock Small Cap Core Equity Portfolio, Institutional Class	9
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Global Emerging Markets Fund, Institutional Class	5
BlackRock Total Return Fund, BlackRock Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2040 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	20.45%	17.02%	N/A	(7.24)%	N/A
Investor A	20.09	16.38	10.32%	(7.68)	(9.61)%
Class R	19.97	16.08	N/A	(7.92)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2040 Reference Index	20.32	14.35	N/A	(9.75)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	17

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2045

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Overall, the performance of the Portfolio’s underlying BlackRock funds was strongly positive during the year, as were asset allocation decisions among sub-asset classes within equities. The Portfolio’s allocations to non-US and global equity strategies were especially strong during the period, with the largest contributions to performance coming from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the fund’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada. The Portfolio’s US large cap growth allocation, the BlackRock Capital Appreciation Portfolio, also contributed.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in the BlackRock Capital Appreciation Portfolio and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	95%
Fixed Income Funds	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	22%
Master Large Cap Core Portfolio	20
BlackRock Global Dynamic Equity Fund, Institutional Class	20
BlackRock Capital Appreciation Portfolio, Institutional Class	13
BlackRock Small Cap Core Equity Portfolio, Institutional Class	9
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Global Emerging Markets Fund, Institutional Class	5
BlackRock Total Return Fund, BlackRock Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

18	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2045 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	20.53%	16.70%	N/A	(7.03)%	N/A
Investor A	20.24	16.13	9.97%	(7.52)	(9.46)%
Class R	20.00	15.85	N/A	(7.76)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2045 Reference Index	20.32	14.35	N/A	(9.75)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	19

Portfolio Summary as of October 31, 2009	Prepared Portfolio 2050

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed the reference benchmark (defined on the following page) and the S&P 500 Index for the 12-month period.

What factors influenced performance?

•

Overall, the performance of the Portfolio’s underlying BlackRock funds was strongly positive during the year, as were asset allocation decisions among sub-asset classes within equities. The Portfolio’s allocations to non-US and global equity strategies were especially strong during the period, with the largest contributions to performance coming from our allocations to the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•

In the BlackRock Global Emerging Markets Fund, both asset allocation and stock selection contributed significantly to the fund’s strong outperformance. Allocation decisions were strongest in Russia and Taiwan, and stock selection was particularly strong in Brazil and India. In the BlackRock Global Dynamic Equity Fund, allocation decisions in the US, Canada and emerging markets helped returns, as did stock selection in the US and Canada. The Portfolio’s US large cap growth allocation, the BlackRock Capital Appreciation Portfolio, also contributed.

•

Meanwhile, two of the Portfolio’s underlying domestic equity funds, the Master Large Cap Core Portfolio and the BlackRock Small Cap Core Equity Portfolio, were the largest detractors during the period. In the Master Large Cap Core Portfolio, strong returns in early 2009 turned by March, as market favor went against quality names. In the BlackRock Small Cap Core Equity Portfolio, portfolio weakness was focused primarily in the industrials, information technology and health care sectors, where disappointing stock selection among several sub-sectors hampered relative returns.

Describe recent Portfolio activity.

•	In December 2008, we brought the Portfolio’s overall equity weight up to neutral relative to its blended benchmark.

•

In the first quarter of 2009, we added a position within the BlackRock International Opportunities Portfolio and eliminated exposure to region-specific funds in order to diversify our opportunities for outperformance across regions and market capitalizations. Increases in equity exposure resulted in a neutral weight, funded by the sale of some of the BlackRock Inflation Protected Bond Portfolio and the elimination of a holding in the BlackRock International Bond Portfolio.

•

In the second quarter of 2009, we increased the Portfolio’s equity position and tilted the US equity holdings more toward value and small caps. Funds for these allocation changes came from a reduction in the BlackRock Capital Appreciation Portfolio and profit-taking in the BlackRock Global Emerging Markets Fund. Late in the quarter, we added exposure back to both the BlackRock Global Emerging Markets Fund and the BlackRock Global Dynamic Equity Fund.

•	In the third quarter of 2009, we reallocated profits from the BlackRock Global Emerging Markets Fund to the BlackRock International Opportunities Portfolio.

Describe Portfolio positioning at period end.

•	At period end, the Portfolio was overweight relative to its blended benchmark in both international and US equities, and was underweight in fixed income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	95%
Fixed Income Funds	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	22%
Master Large Cap Core Portfolio	20
BlackRock Global Dynamic Equity Fund, Institutional Class	20
BlackRock Capital Appreciation Portfolio, Institutional Class	13
BlackRock Small Cap Core Equity Portfolio, Institutional Class	9
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Global Emerging Markets Fund, Institutional Class	5
BlackRock Total Return Fund, BlackRock Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1

The Portfolio allocation and holdings listed above are current as of the report date. However, the Portfolio is regularly monitored and its composition may vary throughout various periods.

20	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index (the “2050 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended October 31, 2009

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	20.70%	15.68%	N/A	(8.83)%	N/A
Investor A	20.13	14.94	8.92%	(9.29)	(11.19)%
Class R	20.00	14.61	N/A	(9.50)	N/A
S&P 500 Index	20.04	9.80	N/A	(11.25)	N/A
2050 Reference Index	20.32	14.35	N/A	(9.75)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2009	21

About Portfolio Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Class R Shares are not subject to any sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Portfolios’ investment advisor waived or reimbursed a portion of each Portfolio’s expenses. Without such waiver and reimbursement, a Portfolio’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after March 1, 2010. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Barclays Capital US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Portfolio is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to the Portfolio’s glide path.

Disclosure of Expenses

Shareholders of these Portfolios may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses, including administration fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples (which are based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009) are intended to assist shareholders both in calculating expenses based on an investment in a Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Portfolio and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Portfolios and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

22	BLACKROCK FUNDS II	OCTOBER 31, 2009

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Annualized Expense Ratio
Prepared Portfolio 2010
Institutional	$1,000.00	$1,176.50	$0.66	$1,000.00	$1,024.60	$0.61	0.12%
Investor A	$1,000.00	$1,172.00	$3.39	$1,000.00	$1,022.08	$3.16	0.62%
Class R	$1,000.00	$1,170.50	$4.70	$1,000.00	$1,020.87	$4.38	0.86%
Prepared Portfolio 2015
Institutional	$1,000.00	$1,180.30	$0.71	$1,000.00	$1,024.55	$0.66	0.13%
Investor A	$1,000.00	$1,176.80	$2.74	$1,000.00	$1,022.68	$2.55	0.50%
Class R	$1,000.00	$1,173.90	$4.71	$1,000.00	$1,020.87	$4.38	0.86%
Prepared Portfolio 2020
Institutional	$1,000.00	$1,184.00	$0.77	$1,000.00	$1,024.50	$0.71	0.14%
Investor A	$1,000.00	$1,181.80	$3.19	$1,000.00	$1,022.28	$2.96	0.58%
Class R	$1,000.00	$1,180.10	$4.84	$1,000.00	$1,020.77	$4.48	0.88%
Prepared Portfolio 2025
Institutional	$1,000.00	$1,188.80	$0.88	$1,000.00	$1,024.40	$0.82	0.16%
Investor A	$1,000.00	$1,186.50	$3.14	$1,000.00	$1,022.33	$2.91	0.57%
Class R	$1,000.00	$1,184.50	$4.90	$1,000.00	$1,020.72	$4.53	0.89%
Prepared Portfolio 2030
Institutional	$1,000.00	$1,199.10	$1.00	$1,000.00	$1,024.30	$0.92	0.18%
Investor A	$1,000.00	$1,195.30	$3.65	$1,000.00	$1,021.88	$3.36	0.66%
Class R	$1,000.00	$1,194.70	$5.09	$1,000.00	$1,020.57	$4.69	0.92%
Prepared Portfolio 2035
Institutional	$1,000.00	$1,203.60	$1.11	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,201.50	$3.55	$1,000.00	$1,021.98	$3.26	0.64%
Class R	$1,000.00	$1,200.90	$5.21	$1,000.00	$1,020.47	$4.79	0.94%
Prepared Portfolio 2040
Institutional	$1,000.00	$1,204.50	$1.11	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,200.90	$3.88	$1,000.00	$1,021.68	$3.57	0.70%
Class R	$1,000.00	$1,199.70	$5.21	$1,000.00	$1,020.47	$4.79	0.94%
Prepared Portfolio 2045
Institutional	$1,000.00	$1,205.30	$1.11	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,202.40	$3.83	$1,000.00	$1,021.73	$3.52	0.69%
Class R	$1,000.00	$1,200.00	$5.16	$1,000.00	$1,020.52	$4.74	0.93%
Prepared Portfolio 2050
Institutional	$1,000.00	$1,207.00	$1.11	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,201.30	$3.88	$1,000.00	$1,021.68	$3.57	0.70%
Class R	$1,000.00	$1,200.00	$5.21	$1,000.00	$1,020.47	$4.79	0.94%

1	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half-year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS II	OCTOBER 31, 2009	23

Prepared Portfolio 2010
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 56.9%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	20,697	$303,836
BlackRock Global Dynamic Equity Fund, Institutional Class	46,426	487,936
BlackRock Global Emerging Markets Fund, Institutional Class	6,757	114,941
BlackRock International Opportunities Portfolio, Institutional Class	5,355	162,091
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	16,808	216,986
Master Basic Value LLC	515,851	515,851
Master Large Cap Core Portfolio	457,616	457,616

		2,259,257

Fixed Income Funds — 43.3%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	16,785	177,246
BlackRock Total Return Fund, BlackRock Class	144,607	1,540,062

		1,717,308

Total Affiliated Investment Companies (Cost — $3,611,450*) — 100.2%		3,976,565
Liabilities in Excess of Other Assets — (0.2)%		(6,983)

Net Assets — 100.0%		$3,969,582

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,876,229

Gross unrealized appreciation	$365,115
Gross unrealized depreciation	(264,779)

Net unrealized appreciation	$100,336

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$3,003,098
Level 2 - Affiliated Investment Companies	973,467
Level 3	—

Total	$3,976,565

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2015
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 61.2%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	40,900	$600,407
BlackRock Global Dynamic Equity Fund, Institutional Class	91,191	958,416
BlackRock Global Emerging Markets Fund, Institutional Class	13,854	235,664
BlackRock International Opportunities Portfolio, Institutional Class	10,145	307,088
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	33,288	429,743
Master Basic Value LLC	1,019,262	1,019,262
Master Large Cap Core Portfolio	904,103	904,103

		4,454,683

Fixed Income Funds — 38.5%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	27,562	291,058
BlackRock Total Return Fund, BlackRock Class	235,811	2,511,389

		2,802,447

Total Affiliated Investment Companies (Cost — $6,580,629*) — 99.7%		7,257,130
Other Assets Less Liabilities — 0.3%		18,728

Net Assets — 100.0%		$7,275,858

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,996,688

Gross unrealized appreciation	$676,501
Gross unrealized depreciation	(416,059)

Net unrealized appreciation	$260,442

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$5,333,765
Level 2 - Affiliated Investment Companies	1,923,365
Level 3	—

Total	$7,257,130

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	25

Prepared Portfolio 2020
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 67.3%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	65,298	$958,582
BlackRock Global Dynamic Equity Fund, Institutional Class	142,230	1,494,836
BlackRock Global Emerging Markets Fund, Institutional Class	20,953	356,404
BlackRock International Opportunities Portfolio, Institutional Class	15,903	481,377
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	52,905	682,999
Master Basic Value LLC	1,616,358	1,616,358
Master Large Cap Core Portfolio	1,433,474	1,433,474

		7,024,030

Fixed Income Funds — 33.1%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	34,188	361,027
BlackRock Total Return Fund, BlackRock Class	290,367	3,092,410

		3,453,437

Total Affiliated Investment Companies (Cost — $9,620,952*) — 100.4%		10,477,467
Liabilities in Excess of Other Assets — (0.4)%		(41,955)

Net Assets — 100.0%		$10,435,512

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,141,924

Gross unrealized appreciation	$856,515
Gross unrealized depreciation	(520,972)

Net unrealized appreciation	$335,543

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$7,427,635
Level 2 - Affiliated Investment Companies	3,049,832
Level 3	—

Total	$10,477,467

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2025
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 75.1%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	48,302	$709,073
BlackRock Global Dynamic Equity Fund, Institutional Class	104,262	1,095,798
BlackRock Global Emerging Markets Fund, Institutional Class	15,465	263,062
BlackRock International Opportunities Portfolio, Institutional Class	11,254	340,661
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	39,449	509,282
Master Basic Value LLC	1,205,853	1,205,853
Master Large Cap Core Portfolio	1,068,121	1,068,121

		5,191,850

Fixed Income Funds — 25.6%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	17,852	188,521
BlackRock Total Return Fund, BlackRock Class	148,452	1,581,009

		1,769,530

Total Affiliated Investment Companies (Cost — $6,201,867*) — 100.7%		6,961,380
Liabilities in Excess of Other Assets — (0.7)%		(49,606)

Net Assets — 100.0%		$6,911,774

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,644,851

Gross unrealized appreciation	$759,513
Gross unrealized depreciation	(442,984)

Net unrealized appreciation	$316,529

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$4,687,406
Level 2 - Affiliated Investment Companies	2,273,974
Level 3	—

Total	$6,961,380

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	27

Prepared Portfolio 2030
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 86.4%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	76,375	$1,121,188
BlackRock Global Dynamic Equity Fund, Institutional Class	162,443	1,707,276
BlackRock Global Emerging Markets Fund, Institutional Class	24,593	418,333
BlackRock International Opportunities Portfolio, Institutional Class	16,765	507,463
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	61,965	799,965
Master Basic Value LLC	1,899,935	1,899,935
Master Large Cap Core Portfolio	1,688,949	1,688,949

		8,143,109

Fixed Income Funds — 14.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14,853	156,853
BlackRock Total Return Fund, BlackRock Class	115,368	1,228,671

		1,385,524

Total Affiliated Investment Companies (Cost — $8,662,865*) — 101.1%		9,528,633
Liabilities in Excess of Other Assets — (1.1)%		(99,550)

Net Assets — 100.0%		$9,429,083

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,004,842

Gross unrealized appreciation	$865,768
Gross unrealized depreciation	(341,977)

Net unrealized appreciation	$523,791

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$5,939,749
Level 2 - Affiliated Investment Companies	3,588,884
Level 3	—

Total	$9,528,633

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2035
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 95.5%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	37,019	$543,443
BlackRock Global Dynamic Equity Fund, Institutional Class	78,031	820,104
BlackRock Global Emerging Markets Fund, Institutional Class	11,955	203,347
BlackRock International Opportunities Portfolio, Institutional Class	7,723	233,782
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	30,220	390,136
Master Basic Value LLC	928,688	928,688
Master Large Cap Core Portfolio	823,237	823,237

		3,942,737

Fixed Income Funds — 4.8%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2,654	28,026
BlackRock Total Return Fund, BlackRock Class	16,133	171,820

		199,846

Total Affiliated Investment Companies (Cost — $3,829,038*) — 100.3%		4,142,583
Liabilities in Excess of Other Assets — (0.3)%		(13,248)

Net Assets — 100.0%		$4,129,335

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,993,039

Gross unrealized appreciation	$322,467
Gross unrealized depreciation	(172,923)

Net unrealized appreciation	$149,544

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$2,390,658
Level 2 - Affiliated Investment Companies	1,751,925
Level 3	—

Total	$4,142,583

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	29

Prepared Portfolio 2040
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 93.8%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	47,165	$692,385
BlackRock Global Dynamic Equity Fund, Institutional Class	99,345	1,044,115
BlackRock Global Emerging Markets Fund, Institutional Class	15,296	260,187
BlackRock International Opportunities Portfolio, Institutional Class	9,784	296,170
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	38,415	495,938
Master Basic Value LLC	1,178,793	1,178,793
Master Large Cap Core Portfolio	1,049,074	1,049,074

		5,016,662

Fixed Income Funds — 4.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	3,386	35,761
BlackRock Total Return Fund, BlackRock Class	20,492	218,237

		253,998

Total Affiliated Investment Companies (Cost — $4,848,878*) — 98.5%		5,270,660
Other Assets Less Liabilities — 1.5%		77,914

Net Assets — 100.0%		$5,348,574

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,020,398

Gross unrealized appreciation	421,782
Gross unrealized depreciation	(171,520)

Net unrealized appreciation	$250,262

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$3,042,793
Level 2 - Affiliated Investment Companies	2,227,867
Level 3	—

Total	$5,270,660

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2009

Prepared Portfolio 2045
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 94.3%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	14,175	$208,091
BlackRock Global Dynamic Equity Fund, Institutional Class	29,545	310,522
BlackRock Global Emerging Markets Fund, Institutional Class	4,594	78,147
BlackRock International Opportunities Portfolio, Institutional Class	2,918	88,323
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	11,548	149,082
Master Basic Value LLC	352,604	352,604
Master Large Cap Core Portfolio	312,141	312,141

		1,498,910

Fixed Income Funds — 4.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	992	10,476
BlackRock Total Return Fund, BlackRock Class	6,056	64,500

		74,976

Total Affiliated Investment Companies (Cost — $1,403,878*) — 99.0%		1,573,886
Other Assets Less Liabilities — 1.0%		16,249

Net Assets — 100.0%		$1,590,135

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,498,244

Gross unrealized appreciation	$170,008
Gross unrealized depreciation	(94,366)

Net unrealized appreciation	$75,642

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$909,141
Level 2 - Affiliated Investment Companies	664,745
Level 3	—

Total	$1,573,886

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	31

Prepared Portfolio 2050
Schedule of Investments October 31, 2009	(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares/ Beneficial Interest	Value
Equity Funds — 96.9%
BlackRock Capital Appreciation Portfolio, Institutional Class(a)	15,083	$221,417
BlackRock Global Dynamic Equity Fund, Institutional Class	31,835	334,591
BlackRock Global Emerging Markets Fund, Institutional Class	4,833	82,208
BlackRock International Opportunities Portfolio, Institutional Class	3,166	95,847
BlackRock Small Cap Core Equity Portfolio, Institutional Class(a)	12,257	158,232
Master Basic Value LLC	377,190	377,190
Master Large Cap Core Portfolio	336,394	336,394

		1,605,879

Fixed Income Funds — 4.9%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,090	11,506
BlackRock Total Return Fund, BlackRock Class	6,579	70,062

		81,568

Total Affiliated Investment Companies (Cost — $1,553,295*) — 101.8%		1,687,447
Liabilities in Excess of Other Assets — (1.8)%		(29,905)

Net Assets — 100.0%		$1,657,542

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,557,214

Gross unrealized appreciation	$134,152
Gross unrealized depreciation	(3,919)

Net unrealized appreciation	$130,233

(a)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$973,863
Level 2 - Affiliated Investment Companies	713,584
Level 3	—

Total	$1,687,447

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2009

Statements of Assets and Liabilities

October 31, 2009	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Assets
Investments at value - affiliated[1]	$3,976,565	$7,257,130	$10,477,467	$6,961,380	$9,528,633	$4,142,583	$5,270,660	$1,573,886	$1,687,447
Cash	27,524	13,125	281,121	—	211,983	15,108	258,852	25,398	—
Receivable from advisor	13,101	8,203	3,691	8,546	6,452	11,512	10,814	14,671	13,984
Capital shares sold receivable	753	29,600	1,831	4,583	3,993	2,327	42,208	571	428
Prepaid expenses	11,415	11,775	12,114	11,739	11,798	11,920	11,566	11,456	11,433

Total assets	4,029,358	7,319,833	10,776,224	6,986,248	9,762,859	4,183,450	5,594,100	1,625,982	1,713,292

Liabilities
Investments purchased payable - affiliated	6,289	5,681	298,251	6,776	197,833	6,391	208,544	2,728	1,937
Professional fees payable	24,984	24,926	24,917	24,904	24,910	25,011	24,911	24,968	24,940
Capital shares redeemed payable	18,375	—	—	476	94,847	12,302	—	—	—
Other affiliates payable	3,614	3,850	5,332	4,082	5,214	4,008	4,858	3,645	3,961
Printing fees payable	1,947	3,764	5,540	3,644	4,468	1,901	2,269	789	627
Officer’s and Trustees’ fees payable	1,334	1,341	1,343	1,324	1,330	1,316	1,328	1,322	1,239
Service and distribution fees payable	1,260	2,343	3,199	2,428	3,021	1,363	1,580	526	518
Bank overdraft	—	—	—	28,748	—	—	—	—	20,614
Other accrued expenses payable	1,973	2,070	2,130	2,092	2,153	1,823	2,036	1,869	1,914

Total liabilities	59,776	43,975	340,712	74,474	333,776	54,115	245,526	35,847	55,750

Net Assets	$3,969,582	$7,275,858	$10,435,512	$6,911,774	$9,429,083	$4,129,335	$5,348,574	$1,590,135	$1,657,542

Net Assets Consist of
Paid-in capital	$4,132,790	$7,443,385	$10,878,569	$7,024,497	$9,602,108	$4,327,390	$5,442,126	$1,643,705	$1,643,825
Undistributed net investment income	50,892	89,827	115,553	53,286	43,765	15,766	10,072	7,044	3,185
Accumulated net realized loss	(579,215)	(933,855)	(1,415,125)	(925,522)	(1,082,558)	(527,366)	(525,406)	(230,622)	(123,620)
Net unrealized appreciation/depreciation	365,115	676,501	856,515	759,513	865,768	313,545	421,782	170,008	134,152

Net Assets	$3,969,582	$7,275,858	$10,435,512	$6,911,774	$9,429,083	$4,129,335	$5,348,574	$1,590,135	$1,657,542

[1] Investments at cost - affiliated	$3,611,450	$6,580,629	$9,620,952	$6,201,867	$8,662,865	$3,829,038	$4,848,878	$1,403,878	$1,553,295

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	33

Statements of Assets and Liabilities (concluded)

October 31, 2009	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Net Asset Value
Institutional
Net assets	$22,015	$45,444	$222,508	$55,585	$166,431	$55,840	$111,012	$23,410	$104,422

Shares outstanding[1]	2,394	5,067	25,431	6,537	20,169	6,998	13,763	2,868	13,673

Net asset value	$9.20	$8.97	$8.75	$8.50	$8.25	$7.98	$8.07	$8.16	$7.64

Investor A
Net assets	$1,881,700	$3,437,092	$4,925,642	$2,353,951	$4,223,450	$1,773,500	$2,655,969	$676,555	$668,496

Shares outstanding[1]	206,142	385,223	565,671	278,172	514,820	223,601	331,564	83,749	88,151

Net asset value	$9.13	$8.92	$8.71	$8.46	$8.20	$7.93	$8.01	$8.08	$7.58

Class R
Net assets	$2,065,867	$3,793,322	$5,287,362	$4,502,238	$5,039,202	$2,299,995	$2,581,593	$890,170	$884,624

Shares outstanding[1]	226,319	425,536	611,253	535,237	617,315	291,614	323,112	110,762	116,962

Net asset value	$9.13	$8.91	$8.65	$8.41	$8.16	$7.89	$7.99	$8.04	$7.56

1	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2009

Statements of Operations

Year Ended October 31, 2009	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Investment Income
Dividends - affiliated	$85,287	$137,459	$174,853	$83,407	$64,536	$16,150	$16,793	$6,816	$5,088
Net investment income allocated from Master Portfolios:
Income	15,623	30,857	50,046	34,562	50,407	25,087	28,088	10,501	8,445
Expenses	(3,101)	(6,132)	(9,969)	(6,935)	(10,177)	(5,037)	(5,733)	(2,100)	(1,749)

Total income	97,809	162,184	214,930	111,034	104,766	36,200	39,148	15,217	11,784

Expenses
Professional	34,577	34,346	36,244	33,352	33,416	30,648	30,548	29,473	28,848
Registration	30,993	30,854	31,312	30,851	30,909	30,210	30,270	29,960	29,970
Custodian	13,288	13,478	14,034	13,478	13,644	13,644	13,477	13,542	13,517
Printing	8,184	14,959	21,660	13,174	16,690	7,311	7,977	3,117	2,525
Accounting	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500	7,500
Service and distribution - Class R	6,546	13,620	16,704	13,288	16,340	6,116	6,256	2,576	2,482
Officer and Trustees	4,707	4,785	4,853	4,760	4,787	4,682	5,033	2,389	1,349
Transfer agent - Class R	4,384	6,149	9,424	7,335	10,297	7,385	8,386	5,812	6,303
Transfer agent - Investor A	3,886	2,475	5,919	2,688	6,215	2,173	6,036	1,874	2,637
Service - Investor A	3,440	5,613	9,714	4,636	6,240	3,229	4,117	1,360	758
Administration	2,071	3,769	5,566	3,423	4,367	1,927	2,211	810	664
Administration - Investor A	344	561	972	464	624	323	411	136	76
Administration - Class R	328	681	834	664	816	305	312	129	124
Transfer agent - Institutional	136	255	229	135	80	103	81	203	135
Administration - Institutional	18	14	49	14	15	14	13	5	22
Miscellaneous	6,545	6,606	6,651	6,593	6,599	6,732	6,537	6,623	6,513

Total expenses	126,947	145,665	171,665	142,355	158,539	122,302	129,165	105,509	103,423
Less administration fees waived	(2,071)	(3,769)	(5,566)	(3,423)	(4,367)	(1,927)	(2,210)	(810)	(664)
Less administration fees waived - Institutional	(18)	(14)	(49)	(14)	(15)	(14)	(13)	(5)	(22)
Less administration fees waived - Investor A	(241)	(3)	(5)	(2)	(304)	(2)	(395)	(95)	(76)
Less administration fees waived - Class R	(273)	(325)	(700)	(516)	(755)	(305)	(312)	(129)	(124)
Less transfer agent fees waived - Institutional	(6)	(8)	(4)	(4)	(3)	(3)	(3)	(12)	(4)
Less transfer agent fees waived - Investor A	(40)	—	—	—	(40)	—	(42)	(31)	(16)
Less transfer agent fees waived - Class R	(19)	(15)	(45)	(29)	(47)	(22)	(21)	(13)	(12)
Less transfer agent fees reimbursed - Institutional	(130)	(247)	(225)	(131)	(77)	(100)	(78)	(191)	(131)
Less transfer agent fees reimbursed - Class R	(1,335)	(444)	(1,666)	(1,288)	(2,534)	(4,446)	(5,380)	(4,595)	(5,109)
Less transfer agent fees reimbursed - Investor A	(806)	(101)	(388)	(71)	(755)	(119)	(1,896)	(594)	(1,865)
Less expenses reimbursed by advisor	(105,795)	(112,528)	(122,253)	(109,708)	(113,545)	(100,727)	(101,342)	(92,603)	(90,223)

Total expenses after fees waived and reimbursed	16,213	28,211	40,764	27,169	36,097	14,637	17,473	6,431	5,177

Net investment income	81,596	133,973	174,166	83,865	68,669	21,563	21,675	8,786	6,607

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - affiliated	(287,640)	(512,360)	(735,291)	(495,326)	(512,846)	(249,361)	(243,222)	(113,388)	(80,514)
Capital gain distributions from affiliated underlying funds	14	20	24	10	6	2	1	1	—
Allocation from Master Portfolios	(103,013)	(197,812)	(317,567)	(204,906)	(285,878)	(150,491)	(150,537)	(62,368)	(43,773)

	(390,639)	(710,152)	(1,052,834)	(700,222)	(798,718)	(399,850)	(393,758)	(175,755)	(124,287)

Net change in unrealized appreciation/ depreciation on:
Investments - affiliated	600,766	1,140,751	1,655,679	1,080,912	1,255,150	552,164	608,845	248,660	193,970
Allocation from Master Portfolios	197,732	415,327	665,956	456,735	684,589	316,676	355,902	137,550	109,910

	798,498	1,556,078	2,321,635	1,537,647	1,939,739	868,840	964,747	386,210	303,880

Total net realized and unrealized gain	407,859	845,926	1,268,801	837,425	1,141,021	468,990	570,989	210,455	179,593

Net Increase in Net Assets Resulting from Operations	$489,455	$979,899	$1,442,967	$921,290	$1,209,690	$490,553	$592,664	$219,241	$186,200

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	35

Statements of Changes in Net Assets

	Prepared Portfolio 2010 Year Ended October 31,		Prepared Portfolio 2015 Year Ended October 31,		Prepared Portfolio 2020 Year Ended October 31,
Increase (Decrease) in Net Assets:	2009	2008	2009	2008	2009	2008
Operations
Net investment income	$81,596	$50,679	$133,973	$63,506	$174,166	$100,315
Net realized loss	(390,639)	(187,674)	(710,152)	(228,386)	(1,052,834)	(355,003)
Net change in unrealized appreciation/depreciation	798,498	(437,848)	1,556,078	(893,391)	2,321,635	(1,478,106)

Net increase (decrease) in net assets resulting from operations	489,455	(574,843)	979,899	(1,058,271)	1,442,967	(1,732,794)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(13,408)	(731)	(4,381)	(169)	(4,789)	(912)
Investor A	(33,778)	(6,579)	(42,178)	(6,811)	(74,544)	(18,006)
Class R	(24,814)	(37)	(49,441)	(68)	(50,669)	(1,023)
Net realized gain:
Institutional	—	(519)	—	(129)	—	(934)
Investor A	—	(5,035)	—	(5,642)	—	(19,950)
Class R	—	(99)	—	(130)	—	(1,221)

Decrease in net assets resulting from dividends and distributions to shareholders	(72,000)	(13,000)	(96,000)	(12,949)	(130,002)	(42,046)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,657,085	2,376,524	2,847,552	4,308,352	4,048,673	6,592,188

Net Assets
Total increase in net assets	2,074,540	1,788,681	3,731,451	3,237,132	5,361,638	4,817,348
Beginning of year	1,895,042	106,361	3,544,407	307,275	5,073,874	256,526

End of year	$3,969,582	$1,895,042	$7,275,858	$3,544,407	$10,435,512	$5,073,874

Undistributed net investment income	$50,892	$42,499	$89,827	$54,787	$115,553	$76,278

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	OCTOBER 31, 2009

Statements of Changes in Net Assets

Prepared Portfolio 2025 Year Ended October 31,		Prepared Portfolio 2030 Year Ended October 31,		Prepared Portfolio 2035 Year Ended October 31,
2009	2008	2009	2008	2009	2008

$83,865	$36,930	$68,669	$28,434	$21,563	$10,424
(700,222)	(229,553)	(798,718)	(283,430)	(399,850)	(128,900)

1,537,647	(808,772)	1,939,739	(1,090,218)	868,840	(568,177)

921,290	(1,001,395)	1,209,690	(1,345,214)	490,553	(686,653)

(1,498)	(380)	(317)	(230)	(215)	(305)
(26,141)	(7,782)	(16,469)	(8,760)	(4,186)	(3,893)
(24,361)	(1,470)	(16,214)	(176)	(2,100)	(213)

—	(331)	—	(346)	—	(539)
—	(7,446)	—	(14,535)	—	(7,700)
—	(1,592)	—	(453)	—	(653)

(52,000)	(19,001)	(33,000)	(24,500)	(6,501)	(13,303)

3,090,501	3,227,058	4,978,088	4,380,295	1,909,352	2,232,130

3,959,791	2,206,662	6,154,778	3,010,581	2,393,404	1,532,174
2,951,983	745,321	3,274,305	263,724	1,735,931	203,757

$6,911,774	$2,951,983	$9,429,083	$3,274,305	$4,129,335	$1,735,931

$53,286	$25,768	$43,765	$14,580	$15,766	$3,719

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	37

	Prepared Portfolio 2040		Prepared Portfolio 2045		Prepared Portfolio 2050
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2009	2008	2009	2008	2009	2008
Operations
Net investment income	$21,675	$8,687	$8,786	$2,685	$6,607	$2,283
Net realized gain (loss)	(393,758)	(135,632)	(175,755)	(57,049)	(124,287)	2,518
Net change in unrealized appreciation/depreciation	964,747	(555,936)	386,210	(223,775)	303,880	(177,343)

Net increase (decrease) in net assets resulting from operations	592,664	(682,881)	219,241	(278,139)	186,200	(172,542)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(313)	(209)	(75)	(135)	(585)	(434)
Investor A	(5,796)	(3,887)	(925)	(570)	(1,041)	(273)
Class R	(3,379)	(25)	—	(653)	(1,372)	(51)
Net realized gain:
Institutional	—	(334)	—	(195)	(744)	(534)
Investor A	—	(7,074)	—	(1,031)	(2,110)	(454)
Class R	—	(221)	—	(1,136)	(2,923)	(190)

Decrease in net assets resulting from dividends and distributions to shareholders	(9,488)	(11,750)	(1,000)	(3,720)	(8,775)	(1,936)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,070,530	2,139,900	625,658	898,766	1,064,002	477,249

Net Assets
Total increase in net assets	3,653,706	1,445,269	843,899	616,907	1,241,427	302,771
Beginning of year	1,694,868	249,599	746,236	129,329	416,115	113,344

End of year	$5,348,574	$1,694,868	$1,590,135	$746,236	$1,657,542	$416,115

Undistributed net investment income	$10,072	$2,352	$7,044	$677	$3,185	$791

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2009

Financial Highlights	Prepared Portfolio 2010

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.00	$10.94	$10.00	$7.96	$10.92	$10.00	$7.96	$10.90	$10.00

Net investment income[2]	0.58	0.32	0.19	0.25	0.26	0.15	0.22	0.22	0.15
Net realized and unrealized gain (loss)	0.88	(3.15)	0.75	1.15	(3.11)	0.77	1.16	(3.10)	0.75

Net increase (decrease) from investment operations	1.46	(2.83)	0.94	1.40	(2.85)	0.92	1.38	(2.88)	0.90

Dividends and distributions from:
Net investment income	(0.26)	(0.06)	—	(0.23)	(0.06)	—	(0.21)	(0.01)	—
Net realized gain	—	(0.05)	—	—	(0.05)	—	—	(0.05)	—

Total dividends and distributions	(0.26)	(0.11)	—	(0.23)	(0.11)	—	(0.21)	(0.06)	—

Net asset value, end of period	$9.20	$8.00	$10.94	$9.13	$7.96	$10.92	$9.13	$7.96	$10.90

Total Investment Return[3]
Based on net asset value	19.00%	(26.11)%	9.40%[4]	18.22%	(26.38)%	9.20%[4]	17.91%	(26.54)%	9.00%[4]

Ratios to Average Net Assets
Total expenses	4.12%[5]	5.79%[6]	242.71%[6,7,8]	4.59%[5]	6.44%[6]	202.10%[6,7,8]	4.87%[5]	6.14%[6]	243.43%[6,7,8]

Total expenses after fees waived and reimbursed	0.11%[5]	0.05%[6]	0.07%[6,8]	0.59%[5]	0.46%[6]	0.59%[6,8]	0.85%[5]	0.75%[6]	0.79%[6,8]

Net investment income	7.43%[5]	3.09%[6]	3.48%[6,8]	3.03%[5]	2.64%[6]	2.77%[6,8]	2.63%[5]	2.24%[6]	2.77%[6,8]

Supplemental Data
Net assets, end of period (000)	$22	$19	$22	$1,882	$1,066	$63	$2,066	$810	$22

Portfolio turnover	64%	112%	66%	64%	112%	66%	64%	112%	66%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 380.15%, 297.84% and 380.98% for the Institutional, Investor A and Class R Shares, respectively.

8	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	39

Financial Highlights	Prepared Portfolio 2015

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.78	$10.76	$10.00	$7.73	$10.74	$10.00	$7.74	$10.72	$10.00

Net investment income[2]	0.38	0.27	0.16	0.22	0.24	0.15	0.20	0.20	0.12
Net realized and unrealized gain (loss)	1.03	(3.10)	0.60	1.17	(3.11)	0.59	1.15	(3.08)	0.60

Net increase (decrease) from investment operations	1.41	(2.83)	0.76	1.39	(2.87)	0.74	1.35	(2.88)	0.72

Dividends and distributions from:
Net investment income	(0.22)	(0.08)	—	(0.20)	(0.07)	—	(0.18)	(0.03)	—
Net realized gain	—	(0.07)	—	—	(0.07)	—	—	(0.07)	—

Total dividends and distributions	(0.22)	(0.15)	—	(0.20)	(0.14)	—	(0.18)	(0.10)	—

Net asset value, end of period	$8.97	$7.78	$10.76	$8.92	$7.73	$10.74	$8.91	$7.74	$10.72

Total Investment Return[3]
Based on net asset value	18.78%	(26.66)%	7.60%[4]	18.52%	(27.03)%	7.40%[4]	17.92%	(27.11)%	7.20%[4]

Ratios to Average Net Assets
Total expenses	3.10%[5]	5.03%[6]	231.75%[6,7,8]	2.81%[5]	5.34%[6]	69.07%[6,7,8]	3.19%[5]	4.59%[6]	232.47%[6,7,8]

Total expenses after fees waived and reimbursed	0.12%[5]	0.10%[6]	0.05%[6,8]	0.50%[5]	0.46%[6]	0.49%[6,8]	0.84%[5]	0.75%[6]	0.78%[6,8]

Net investment income	4.86%[5]	2.77%[6]	2.83%[6,8]	2.80%[5]	2.46%[6]	2.65%[6,8]	2.51%[5]	2.08%[6]	2.10%[6,8]

Supplemental Data
Net assets, end of period (000)	$45	$50	$22	$3,437	$1,511	$264	$3,793	$1,984	$21

Portfolio turnover	57%	52%	37%	57%	52%	37%	57%	52%	37%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79%, 94.70% and 351.74% for the Institutional, Investor A and Class R Shares, respectively.

8	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2009

Financial Highlights	Prepared Portfolio 2020

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.57	$10.84	$10.00	$7.53	$10.82	$10.00	$7.50	$10.80	$10.00

Net investment income[2]	0.23	0.24	0.14	0.20	0.23	0.12	0.16	0.18	0.09
Net realized and unrealized gain (loss)	1.15	(3.38)	0.70	1.16	(3.40)	0.70	1.16	(3.36)	0.71

Net increase (decrease) from investment operations	1.38	(3.14)	0.84	1.36	(3.17)	0.82	1.32	(3.18)	0.80

Dividends and distributions from:
Net investment income	(0.20)	(0.06)	—	(0.18)	(0.05)	—	(0.17)	(0.05)	—
Net realized gain	—	(0.07)	—	—	(0.07)	—	—	(0.07)	—

Total dividends and distributions	(0.20)	(0.13)	—	(0.18)	(0.12)	—	(0.17)	(0.12)	—

Net asset value, end of period	$8.75	$7.57	$10.84	$8.71	$7.53	$10.82	$8.65	$7.50	$10.80

Total Investment Return[3]
Based on net asset value	18.89%	(29.30)%	8.40%[4]	18.56%	(29.58)%	8.20%[4]	18.11%	(29.76)%	8.00%[4]

Ratios to Average Net Assets
Total expenses	2.05%[5]	3.50%[6]	77.97%[6,7,8]	2.31%[5]	3.68%[6]	144.28%[6,7,8]	2.64%[5]	4.30%[6]	227.19%[6,7,8]

Total expenses after fees waived and reimbursed	0.13%[5]	0.08%[6]	0.13%[6,8]	0.55%[5]	0.43%[6]	0.58%[6,8]	0.87%[5]	0.84%[6]	0.80%[6,8]

Net investment income	3.04%[5]	2.41%[6]	2.50%[6,8]	2.54%[5]	2.32%[6]	2.13%[6,8]	2.08%[5]	1.88%[6]	1.64%[6,8]

Supplemental Data
Net assets, end of period (000)	$223	$193	$155	$4,926	$2,967	$80	$5,287	$1,914	$22

Portfolio turnover	44%	55%	39%	44%	55%	39%	44%	55%	39%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29%, 214.43% and 346.14% for the Institutional, Investor A and Class R Shares, respectively.

8	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	41

Financial Highlights	Prepared Portfolio 2025

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.38	$11.00	$10.00	$7.35	$10.98	$10.00	$7.32	$10.95	$10.00

Net investment income[2]	0.20	0.22	0.10	0.16	0.17	0.09	0.12	0.13	0.08
Net realized and unrealized gain (loss)	1.06	(3.67)	0.90	1.07	(3.64)	0.89	1.08	(3.61)	0.87

Net increase (decrease) from investment operations	1.26	(3.45)	1.00	1.23	(3.47)	0.98	1.20	(3.48)	0.95

Dividends and distributions from:
Net investment income	(0.14)	(0.09)	—	(0.12)	(0.08)	—	(0.11)	(0.07)	—
Net realized gain	—	(0.08)	—	—	(0.08)	—	—	(0.08)	—

Total dividends and distributions	(0.14)	(0.17)	—	(0.12)	(0.16)	—	(0.11)	(0.15)	—

Net asset value, end of period	$8.50	$7.38	$11.00	$8.46	$7.35	$10.98	$8.41	$7.32	$10.95

Total Investment Return[3]
Based on net asset value	17.55%	(31.85)%	10.00%[4]	17.08%	(32.05)%	9.80%[4]	16.75%	(32.20)%	9.50%[4]

Ratios to Average Net Assets
Total expenses	3.05%[5]	6.13%[6]	146.48%[6,7,8]	3.10%[5]	6.13%[6]	42.43%[6,7,8]	3.39%[5]	5.99%[6]	94.71%[6,7,8]

Total expenses after fees waived and reimbursed	0.15%[5]	0.13%[6]	0.07%[6,8]	0.57%[5]	0.49%[6]	0.47%[6,8]	0.89%[5]	0.80%[6]	0.77%[6,8]

Net investment income	2.77%[5]	2.24%[6]	1.77%[6,8]	2.14%[5]	1.81%[6]	1.55%[6,8]	1.61%[5]	1.41%[6]	1.33%[6,8]

Supplemental Data
Net assets, end of period (000)	$56	$76	$47	$2,354	$1,569	$474	$4,502	$1,306	$225

Portfolio turnover	54%	80%	36%	54%	80%	36%	54%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58%, 58.31% and 144.26% for the Institutional, Investor A and Class R Shares, respectively.

8	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2009

Financial Highlights	Prepared Portfolio 2030

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.10	$11.09	$10.00	$7.07	$11.07	$10.00	$7.05	$11.05	$10.00

Net investment income[2]	0.13	0.13	0.05	0.10	0.11	0.03	0.08	0.06	0.01
Net realized and unrealized gain (loss)	1.11	(3.97)	1.04	1.09	(3.97)	1.04	1.09	(3.93)	1.04

Net increase (decrease) from investment operations	1.24	(3.84)	1.09	1.19	(3.86)	1.07	1.17	(3.87)	1.05

Dividends and distributions from:
Net investment income	(0.09)	(0.06)	—	(0.06)	(0.05)	—	(0.06)	(0.04)	—
Net realized gain	—	(0.09)	—	—	(0.09)	—	—	(0.09)	—

Total dividends and distributions	(0.09)	(0.15)	—	(0.06)	(0.14)	—	(0.06)	(0.13)	—

Net asset value, end of period	$8.25	$7.10	$11.09	$8.20	$7.07	$11.07	$8.16	$7.05	$11.05

Total Investment Return[3]
Based on net asset value	17.83%	(34.98)%	10.90%[4]	17.11%	(35.35)%	10.70%[4]	16.81%	(35.44)%	10.50%[4]

Ratios to Average Net Assets
Total expenses	2.11%[5]	4.95%[6]	152.76%[6,7,8]	2.73%[5]	4.94%[6]	97.81%[6,7,8]	3.04%[5]	5.31%[6]	186.99%[6,7,8]

Total expenses after fees waived and reimbursed	0.18%[5]	0.08%[6]	0.12%[6,8]	0.65%[5]	0.51%[6]	0.57%[6,8]	0.91%[5]	0.89%[6]	0.83%[6,8]

Net investment income	1.62%[5]	1.35%[6]	0.82%[6,8]	1.37%[5]	1.14%[6]	0.49%[6,8]	1.03%[5]	0.70%[6]	0.10%[6,8]

Supplemental Data
Net assets, end of period (000)	$166	$24	$43	$4,223	$1,675	$199	$5,039	$1,575	$22

Portfolio turnover	29%	62%	42%	29%	62%	42%	29%	62%	42%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27%, 129.63% and 304.30% for the Institutional, Investor A and Class R Shares, respectively.

8	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	43

Financial Highlights	Prepared Portfolio 2035

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.90	$11.04	$10.00	$6.86	$11.02	$10.00	$6.84	$11.00	$10.00

Net investment income (loss)[2]	0.10	0.14	0.03	0.07	0.09	0.01	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	1.03	(4.14)	1.01	1.02	(4.11)	1.01	1.03	(4.08)	1.01

Net increase (decrease) from investment operations	1.13	(4.00)	1.04	1.09	(4.02)	1.02	1.07	(4.04)	1.00

Dividends and distributions from:
Net investment income	(0.05)	(0.05)	—	(0.02)	(0.05)	—	(0.02)	(0.03)	—
Net realized gain	—	(0.09)	—	—	(0.09)	—	—	(0.09)	—

Total dividends and distributions	(0.05)	(0.14)	—	(0.02)	(0.14)	—	(0.02)	(0.12)	—

Net asset value, end of period	$7.98	$6.90	$11.04	$7.93	$6.86	$11.02	$7.89	$6.84	$11.00

Total Investment Return[3]
Based on net asset value	16.48%	(36.63)%	10.40%[4]	16.05%	(36.92)%	10.20%[4]	15.72%	(37.09)%	10.00%[4]

Ratios to Average Net Assets
Total expenses	4.53%[5]	9.29%[6]	158.80%[6,7,8]	4.70%[5]	8.89%[6]	128.07%[6,7,8]	5.25%[5]	9.63%[6]	179.46%[6,7,8]

Total expenses after fees waived and reimbursed	0.19%[5]	0.11%[6]	0.14%[6,8]	0.63%[5]	0.50%[6]	0.62%[6,8]	0.94%[5]	0.93%[6]	0.86%[6,8]

Net investment income (loss)	1.39%[5]	1.41%[6]	0.46%[6,8]	1.06%[5]	0.92%[6]	0.10%[6,8]	0.58%[5]	0.46%[6]	(0.22)%[6,8]

Supplemental Data
Net assets, end of period (000)	$56	$32	$46	$1,774	$1,122	$115	$2,300	$582	$43

Portfolio turnover	37%	67%	34%	37%	67%	34%	37%	67%	34%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03%, 174.22% and 282.70% for the Institutional, Investor A and Class R Shares, respectively.

8	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2009

Financial Highlights	Prepared Portfolio 2040

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.96	$11.19	$10.00	$6.92	$11.17	$10.00	$6.92	$11.14	$10.00

Net investment income (loss)[2]	0.10	0.10	0.02	0.06	0.08	— [3]	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	1.07	(4.17)	1.17	1.06	(4.18)	1.17	1.06	(4.14)	1.16

Net increase (decrease) from investment operations	1.17	(4.07)	1.19	1.12	(4.10)	1.17	1.10	(4.11)	1.14

Dividends and distributions from:
Net investment income	(0.06)	(0.06)	—	(0.03)	(0.05)	—	(0.03)	(0.01)	—
Net realized gain	—	(0.10)	—	—	(0.10)	—	—	(0.10)	—

Total dividends and distributions	(0.06)	(0.16)	—	(0.03)	(0.15)	—	(0.03)	(0.11)	—

Net asset value, end of period	$8.07	$6.96	$11.19	$8.01	$6.92	$11.17	$7.99	$6.92	$11.14

Total Investment Return[4]
Based on net asset value	17.02%	(36.87)%	11.90%[5]	16.38%	(37.16)%	11.70%[5]	16.08%	(37.24)%	11.40%[5]

Ratios to Average Net Assets
Total expenses	3.82%[6]	9.56%[7]	134.69%[7,8,9]	4.41%[6]	9.62%[7]	94.51%[7,8,9]	4.83%[6]	9.66%[7]	149.22%[7,8,9]

Total expenses after fees waived and reimbursed	0.19%[6]	0.12%[7]	0.14%[7,9]	0.69%[6]	0.59%[7]	0.56%[7,9]	0.93%[6]	0.92%[7]	0.84%[7,9]

Net investment income (loss)	1.35%[6]	1.07%[7]	0.39%[7,9]	0.88%[6]	0.86%[7]	0.03%[7,9]	0.52%[6]	0.33%[7]	(0.35)%[7,9]

Supplemental Data
Net assets, end of period (000)	$111	$37	$38	$2,656	$1,126	$186	$2,582	$532	$25

Portfolio turnover	29%	80%	36%	29%	80%	36%	29%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56%, 119.34% and 260.79% for the Institutional, Investor A and Class R Shares, respectively.

9	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	45

Financial Highlights	Prepared Portfolio 2045

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.02	$11.33	$10.00	$6.97	$11.30	$10.00	$6.94	$11.28	$10.00

Net investment income (loss)[2]	0.11	0.09	0.02	0.08	0.07	— [3]	0.04	0.07	(0.02)
Net realized and unrealized gain (loss)	1.06	(4.24)	1.31	1.04	(4.26)	1.30	1.06	(4.26)	1.30

Net increase (decrease) from investment operations	1.17	(4.15)	1.33	1.12	(4.19)	1.30	1.10	(4.19)	1.28

Dividends and distributions from:
Net investment income	(0.03)	(0.07)	—	(0.01)	(0.05)	—	—	(0.06)	—
Net realized gain	—	(0.09)	—	—	(0.09)	—	—	(0.09)	—

Total dividends and distributions	(0.03)	(0.16)	—	(0.01)	(0.14)	—	—	(0.15)	—

Net asset value, end of period	$8.16	$7.02	$11.33	$8.08	$6.97	$11.30	$8.04	$6.94	$11.28

Total Investment Return[4]
Based on net asset value	16.70%	(37.12)%	13.30%[5]	16.13%	(37.48)%	13.00%[5]	15.85%	(37.62)%	12.80%[5]

Ratios to Average Net Assets
Total expenses	9.92%[6]	32.26%[7]	223.70%[7,8,9]	9.55%[6]	23.08%[7]	200.49%[7,8,9]	10.42%[6]	30.15%[7]	224.16%[7,8,9]

Total expenses after fees waived and reimbursed	0.19%[6]	0.10%[7]	0.14%[7,9]	0.68%[6]	0.61%[7]	0.67%[7,9]	0.93%[6]	0.86%[7]	0.86%[7,9]

Net investment income (loss)	1.54%[6]	0.97%[7]	0.43%[7,9]	1.08%[6]	0.80%[7]	0.03%[7,9]	0.51%[6]	0.71%[7]	(0.30)%[7,9]

Supplemental Data
Net assets, end of period (000)	$23	$20	$23	$677	$538	$84	$890	$189	$23

Portfolio turnover	49%	103%	99%	49%	103%	99%	49%	103%	99%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57%, 273.93% and 341.16% for the Institutional, Investor A and Class R Shares, respectively.

9	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2009

Financial Highlights	Prepared Portfolio 2050

	Institutional			Investor A			Class R
	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
	2009	2008		2009	2008		2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.73	$11.24	$10.00	$6.70	$11.21	$10.00	$6.70	$11.19	$10.00

Net investment income (loss)[2]	0.10	0.12	0.03	0.06	0.07	— [3]	0.04	0.05	(0.02)
Net realized and unrealized gain (loss)	0.93	(4.46)	1.21	0.92	(4.43)	1.21	0.92	(4.42)	1.21

Net increase (decrease) from investment operations	1.03	(4.34)	1.24	0.98	(4.36)	1.21	0.96	(4.37)	1.19

Dividends and distributions from:
Net investment income	(0.05)	(0.08)	—	(0.03)	(0.06)	—	(0.03)	(0.03)	—
Net realized gain	(0.07)	(0.09)	—	(0.07)	(0.09)	—	(0.07)	(0.09)	—

Total dividends and distributions	(0.12)	(0.17)	—	(0.10)	(0.15)	—	(0.10)	(0.12)	—

Net asset value, end of period	$7.64	$6.73	$11.24	$7.58	$6.70	$11.21	$7.56	$6.70	$11.19

Total Investment Return[4]
Based on net asset value	15.68%	(39.15)%	12.40%[5]	14.94%	(39.37)%	12.10%[5]	14.61%	(39.44)%	11.90%[5]

Ratios to Average Net Assets
Total expenses	11.13%[6]	35.98%[7]	195.26%[7,8,9]	11.55%[6]	32.00%[7]	211.23%[7,8,9]	12.23%[6]	28.99%[7]	215.39%[7,8,9]

Total expenses after waivers and reimbursements	0.20%[6]	0.15%[7]	0.22%[7,9]	0.70%[6]	0.67%[7]	0.61%[7,9]	0.94%[6]	0.94%[7]	0.85%[7,9]

Net investment income (loss)	1.48%[6]	1.26%[7]	0.52%[7,9]	0.85%[6]	0.77%[7]	(0.04)%[7,9]	0.56%[6]	0.55%[7]	(0.31)%[7,9]

Supplemental Data
Net assets, end of period (000)	$104	$74	$61	$668	$157	$30	$885	$186	$22

Portfolio turnover	34%	102%	53%	34%	102%	53%	34%	102%	53%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratio does not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29%, 312.08% and 332.68% for the Institutional, Investor A and Class R Shares, respectively.

9	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	47

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2009, the Fund had 33 registered portfolios, of which BlackRock Prepared Portfolio 2010 (“Prepared Portfolio 2010”), BlackRock Prepared Portfolio 2015 (“Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (“Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (“Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (“Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (“Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (“Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (“Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (“Prepared Portfolio 2050”) (collectively the “Portfolios”) are included in these financial statements. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Investor A and Class R Shares bear certain expenses related to the service of such shares and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures. The Portfolios generally will invest in other investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) (collectively, the “Underlying Funds”). The Portfolios may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Portfolios indirectly invests, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation: The market value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Portfolios record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro-rata ownership in the net assets of the Master Portfolios.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that the Portfolios might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Portfolios’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Portfolios, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Portfolios invest. Capital gain distributions from the Underlying Funds are booked as realized gains.

Dividends and Distributions: Dividends and distributions, if any, paid by the Portfolios are recorded on the ex-dividend date.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Portfolios file US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on each Portfolio’s US federal and various state and local income tax returns remain open for each of the two years ended October 31, 2009 and for the period ended October 31, 2007.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective

48	BLACKROCK FUNDS II	OCTOBER 31, 2009

Notes to Financial Statements (continued)

date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Portfolios’ financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: As of October 31, 2009, Prepared Portfolio 2025 and Prepared Portfolio 2050 each recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance incurs fees charged by the custodian which are included in custodian in the Statements of Operations.

Other: Expenses directly related to a Portfolio or class are charged to that Portfolio or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager will not receive any advisory fees from the Portfolios for its investment advisory services. Each Portfolio pays advisory fees to the Manager indirectly, as a shareholder in the Underlying Funds.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses until March 1, 2010, in order to limit expenses. This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

The Fund, on behalf of the Portfolios, has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan, in accordance with Rule 12b-1 under the 1940 Act, the Portfolios pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and BRIL provide shareholder servicing and distribution services to each Portfolio. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

For the year ended October 31, 2009, affiliates, including Merrill Lynch from November 1, 2008 to December 31, 2008 (after which time Merrill Lynch was no longer considered an affiliate), earned underwriting discounts, direct commissions and dealer concessions on sales for each Portfolio’s Investor A Shares as follows:

Prepared Portfolio 2010	$875
Prepared Portfolio 2015	$4,624
Prepared Portfolio 2020	$1,176
Prepared Portfolio 2025	$810
Prepared Portfolio 2030	$1,298
Prepared Portfolio 2035	$209
Prepared Portfolio 2040	$178
Prepared Portfolio 2045	$182
Prepared Portfolio 2050	$19

PFPC Trust Company, an indirect wholly owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a monthly fee of $1,000 per Portfolio plus other miscellaneous fees incurred on behalf of each Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agent fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculations, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, affiliates, including Merrill Lynch from November 1, 2008 to December 31, 2008 (after which time Merrill

BLACKROCK FUNDS II	OCTOBER 31, 2009	49

Notes to Financial Statements (continued)

Lynch was no longer considered an affiliate), provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended October 31, 2009, the Portfolios paid the following fees in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Prepared Portfolio 2010	$800
Prepared Portfolio 2015	$899
Prepared Portfolio 2020	$1,461
Prepared Portfolio 2025	$947
Prepared Portfolio 2030	$1,709
Prepared Portfolio 2035	$1,013
Prepared Portfolio 2040	$1,412
Prepared Portfolio 2045	$705
Prepared Portfolio 2050	$713

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the year ended October 31, 2009, each Portfolio reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	Share Classes
Call Center	Institutional	Investor A	Class R	Total
Prepared Portfolio 2010	$6	$48	$23	$77
Prepared Portfolio 2015	$8	$65	$44	$117
Prepared Portfolio 2020	$4	$85	$54	$143
Prepared Portfolio 2025	$4	$57	$42	$103
Prepared Portfolio 2030	$3	$68	$49	$120
Prepared Portfolio 2035	$3	$44	$22	$69
Prepared Portfolio 2040	$3	$52	$21	$76
Prepared Portfolio 2045	$12	$36	$13	$61
Prepared Portfolio 2050	$4	$16	$12	$32

PNCGIS and the Manager act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average daily net assets in excess of $1 billion. In addition, PNCGIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Portfolio or a share class.

If during a Portfolio’s fiscal year the operating expenses of a share class, that at anytime during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement provided that: (1) the Portfolio of which the share class is a part has more than $50 million in assets and (2) the Manager or an affiliate continues to serve as the Portfolio’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

At October 31, 2009, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2010	2011
Prepared Portfolio 2010	$116,025	$110,734
Prepared Portfolio 2015	$121,388	$117,454
Prepared Portfolio 2020	$149,345	$130,901
Prepared Portfolio 2025	$121,108	$115,186
Prepared Portfolio 2030	$127,287	$122,442
Prepared Portfolio 2035	$105,742	$107,665
Prepared Portfolio 2040	$103,175	$111,692
Prepared Portfolio 2045	$87,492	$99,078
Prepared Portfolio 2050	$85,940	$98,245

The following waivers previously recorded by the Portfolios, which were subject to recoupment by the Manager, expired on October 31, 2009:

Prepared Portfolio 2010	$75,865
Prepared Portfolio 2015	$76,213
Prepared Portfolio 2020	$76,740
Prepared Portfolio 2025	$76,586
Prepared Portfolio 2030	$76,471
Prepared Portfolio 2035	$76,251
Prepared Portfolio 2040	$76,771
Prepared Portfolio 2045	$75,896
Prepared Portfolio 2050	$76,008

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Portfolios reimburse the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of affiliated investment companies, for the year ended October 31, 2009, were as follows:

	Purchases	Sales
Prepared Portfolio 2010	$3,405,363	$1,754,533
Prepared Portfolio 2015	$5,674,050	$2,833,930
Prepared Portfolio 2020	$7,347,158	$3,269,463
Prepared Portfolio 2025	$5,610,171	$2,478,719
Prepared Portfolio 2030	$6,760,508	$1,681,988
Prepared Portfolio 2035	$2,853,582	$946,609
Prepared Portfolio 2040	$3,819,594	$845,465
Prepared Portfolio 2045	$1,122,872	$523,499
Prepared Portfolio 2050	$1,372,047	$306,010

50	BLACKROCK FUNDS II	OCTOBER 31, 2009

Notes to Financial Statements (continued)

4. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolios paid their pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on their net assets as of October 31, 2008. The Portfolios pay a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX index (as defined in the credit agreement). The Portfolios did not borrow under the credit agreement during the year ended October 31, 2009. Effective November 2009, the credit agreement was renewed until November 2010 with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated on net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the Portfolio’s pro rata share of the unused portion of the credit agreement and the higher of the 1 month LIBOR plus 1.25% per annum or Fed Funds rate plus 1.25% per annum on amounts borrowed.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2009 attributable to the tax characterization of income recognized from partnerships and non-deductible expenses were reclassified to the following accounts:

	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
Undistributed net investment income	$(1,203)	$(2,933)	$(4,889)
Accumulated net realized loss	$1,203	$2,933	$4,889

	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
Paid-in capital	—	—	$(176)
Undistributed net investment income	$(4,347)	$(6,484)	$(3,015)
Accumulated net realized loss	$4,347	$6,484	$3,191

	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Paid-in capital	—	$(112)	—
Undistributed net investment income	$(4,467)	$(1,419)	$(1,215)
Accumulated net realized loss	$4,467	$1,531	$1,215

The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008 were as follows:

	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
Ordinary income
10/31/09	$72,000	$96,000	$130,002
10/31/08	$13,000	$12,581	$41,927
Net long-term capital gain
10/31/08	—	$368	$119
Total distributions
10/31/09	$72,000	$96,000	$130,002

10/31/08	$13,000	$12,949	$42,046

	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
Ordinary income
10/31/09	$52,000	$33,000	$6,501
10/31/08	$19,001	$24,500	$13,117
Net long-term capital gain
10/31/08	—	—	$186
Total distributions
10/31/09	$52,000	$33,000	$6,501

10/31/08	$19,001	$24,500	$13,303

	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Ordinary income
10/31/09	$9,488	$1,000	$8,775
10/31/08	$11,750	$3,720	$1,932
Net long-term capital gain
10/31/08	—	—	$4
Total distributions
10/31/09	$9,488	$1,000	$8,775

10/31/08	$11,750	$3,720	$1,936

As of October 31, 2009, the tax components of accumulated net earnings (losses) were as follows:

	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
Undistributed ordinary income	$50,892	$89,827	$115,553
Capital loss carryforwards	(316,953)	(522,682)	(902,052)
Net unrealized gains*	102,853	265,328	343,442

Total	$(163,208)	$(167,527)	$(443,057)

BLACKROCK FUNDS II	OCTOBER 31, 2009	51

Notes to Financial Statements (continued)

	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
Undistributed ordinary income	$53,286	$43,765	$15,766
Capital loss carryforwards	(487,024)	(746,473)	(366,521)
Net unrealized gains*	321,015	529,683	152,700

Total	$(112,723)	$(173,025)	$(198,055)

	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Undistributed ordinary income	$10,072	$7,044	$3,185
Capital loss carryforwards	(356,986)	(137,573)	(86,443)
Net unrealized gains*	253,362	76,959	96,975

Total	$(93,552)	$(53,570)	$13,717

*	The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the timing of recognition of partnership income.

As of October 31, 2009, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring October 31,	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
2015	$70	—	—
2016	119,971	$171,857	$333,196
2017	196,912	350,825	568,856

Total	$316,953	$522,682	$902,052

Expiring October 31,	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
2015	$554	$1,211	—
2016	183,930	282,985	132,531
2017	302,540	462,277	233,990

Total	$487,024	$746,473	$366,521

Expiring October 31,	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
2015	$1,726	$660	—
2016	125,297	45,606	—
2017	229,963	91,307	86,443

Total	$356,986	$137,573	$86,443

6. Market and Credit Risk:

In the normal course of business, the Portfolios, through their investments in Underlying Funds and Master Portfolios, enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk or the risk that an entity with which the Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Portfolios to credit and counterparty risks consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the fund.

7. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2009		Year Ended October 31, 2008
Prepared Portfolio 2010	Shares	Amount	Shares	Amount
Institutional
Shares sold	48,617	$364,203	9,759	$104,630
Shares issued in reinvestment of dividends and distributions	1,586	12,021	97	1,028

Total issued	50,203	376,224	9,856	105,658
Shares redeemed	(50,190)	(387,784)	(9,475)	(89,661)

Net increase (decrease)	13	$(11,560)	381	$15,997

52	BLACKROCK FUNDS II	OCTOBER 31, 2009

Notes to Financial Statements (continued)

	Year Ended October 31, 2009		Year Ended October 31, 2008
Prepared Portfolio 2010 (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	145,522	$1,215,319	177,649	$1,833,837
Shares issued in reinvestment of dividends and distributions	4,381	33,114	1,074	11,401

Total issued	149,903	1,248,433	178,723	1,845,238
Shares redeemed	(77,714)	(625,692)	(50,512)	(470,611)

Net increase	72,189	$622,741	128,211	$1,374,627

Class R
Shares sold	179,984	$1,474,014	233,216	$2,309,892
Shares issued in reinvestment of dividends and distributions	3,218	24,389	1	10

Total issued	183,202	1,498,403	233,217	2,309,902
Shares redeemed	(58,684)	(452,499)	(133,416)	(1,324,002)

Net increase	124,518	$1,045,904	99,801	$985,900

Prepared Portfolio 2015
Institutional
Shares sold	15,876	$121,653	5,019	$45,969
Shares issued in reinvestment of dividends	535	3,937	—	—

Total issued	16,411	125,590	5,019	45,969
Shares redeemed	(17,729)	(133,220)	(634)	(5,769)

Net increase (decrease)	(1,318)	$(7,630)	4,385	$40,200

Investor A
Shares sold	259,506	$2,094,046	226,832	$2,217,838
Shares issued in reinvestment of dividends and distributions	5,691	41,716	1,161	12,030

Total issued	265,197	2,135,762	227,993	2,229,868
Shares redeemed	(75,296)	(594,204)	(57,293)	(522,845)

Net increase	189,901	$1,541,558	170,700	$1,707,023

Class R
Shares sold	356,361	$2,799,601	276,286	$2,758,356
Shares issued in reinvestment of dividends	6,678	49,083	—	—

Total issued	363,039	2,848,684	276,286	2,758,356
Shares redeemed	(193,997)	(1,535,060)	(21,792)	(197,227)

Net increase	169,042	$1,313,624	254,494	$2,561,129

Prepared Portfolio 2020
Institutional
Shares sold	2,944	$22,100	21,518	$212,289
Shares issued in reinvestment of dividends and distributions	594	4,240	145	1,515

Total issued	3,538	26,340	21,663	213,804
Shares redeemed	(3,596)	(27,626)	(10,450)	(101,108)

Net increase (decrease)	(58)	$(1,286)	11,213	$112,696

BLACKROCK FUNDS II	OCTOBER 31, 2009	53

Notes to Financial Statements (continued)

	Year Ended October 31, 2009		Year Ended October 31, 2008
Prepared Portfolio 2020 (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	270,571	$2,075,916	472,633	$4,842,064
Shares issued in reinvestment of dividends and distributions	10,366	73,910	3,608	37,707

Total issued	280,937	2,149,826	476,241	4,879,771
Shares redeemed	(109,097)	(868,452)	(89,823)	(859,969)

Net increase	171,840	$1,281,374	386,418	$4,019,802

Class R
Shares sold	544,456	$4,165,048	300,877	$2,891,993
Shares issued in reinvestment of dividends and distributions	7,088	50,326	192	2,003

Total issued	551,544	4,215,374	301,069	2,893,996
Shares redeemed	(195,356)	(1,446,789)	(48,004)	(434,306)

Net increase	356,188	$2,768,585	253,065	$2,459,690

Prepared Portfolio 2025
Institutional
Shares sold	6,947	$48,365	6,257	$52,582
Shares issued in reinvestment of dividends and distributions	174	1,212	35	377

Total issued	7,121	49,577	6,292	52,959
Shares redeemed	(10,936)	(75,317)	(208)	(1,825)

Net increase (decrease)	(3,815)	$(25,740)	6,084	$51,134

Investor A
Shares sold	143,708	$1,059,335	235,590	$2,280,367
Shares issued in reinvestment of dividends and distributions	3,722	25,800	1,421	14,905

Total issued	147,430	1,085,135	237,011	2,295,272
Shares redeemed	(82,899)	(616,680)	(66,497)	(595,423)

Net increase	64,531	$468,455	170,514	$1,699,849

Class R
Shares sold	560,380	$4,129,481	210,799	$1,987,761
Shares issued in reinvestment of dividends and distributions	3,493	24,138	264	2,764

Total issued	563,873	4,153,619	211,063	1,990,525
Shares redeemed	(207,094)	(1,505,833)	(53,138)	(514,450)

Net increase	356,779	$2,647,786	157,925	$1,476,075

Prepared Portfolio 2030
Institutional
Shares sold	17,525	137,589	1,104	$10,994
Shares issued in reinvestment of dividends and distributions	20	$130	26	276

Total issued	17,545	137,719	1,130	11,270
Shares redeemed	(766)	(5,078)	(1,572)	(15,490)

Net increase (decrease)	16,779	$132,641	(442)	$(4,220)

54	BLACKROCK FUNDS II	OCTOBER 31, 2009

Notes to Financial Statements (continued)

	Year Ended October 31, 2009		Year Ended October 31, 2008
Prepared Portfolio 2030 (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	338,034	$2,522,401	304,008	$3,053,493
Shares issued in reinvestment of dividends and distributions	2,464	16,335	2,183	23,005

Total issued	340,498	2,538,736	306,191	3,076,498
Shares redeemed	(62,774)	(469,244)	(87,053)	(782,014)

Net increase	277,724	$2,069,492	219,138	$2,294,484

Class R
Shares sold	508,492	$3,573,526	253,167	$2,383,001
Shares issued in reinvestment of dividends and distributions	2,431	16,093	36	378

Total issued	510,923	3,589,619	253,203	2,383,379
Shares redeemed	(117,069)	(813,664)	(31,774)	(293,348)

Net increase	393,854	$2,775,955	221,429	$2,090,031

Prepared Portfolio 2035
Institutional
Shares sold	6,289	$41,571	1,717	$17,997
Shares issued in reinvestment of dividends and distributions	19	122	53	553

Total issued	6,308	41,693	1,770	18,550
Shares redeemed	(3,959)	(28,331)	(1,312)	(12,857)

Net increase	2,349	$13,362	458	$5,693

Investor A
Shares sold	88,841	$628,447	185,795	$1,817,505
Shares issued in reinvestment of dividends and distributions	642	4,132	1,080	11,313

Total issued	89,483	632,579	186,875	1,828,818
Shares redeemed	(29,355)	(197,192)	(33,829)	(309,246)

Net increase	60,128	$435,387	153,046	$1,519,572

Class R
Shares sold	265,146	$1,857,337	93,905	$825,520
Shares issued in reinvestment of dividends and distributions	321	2,059	59	619

Total issued	265,467	1,859,396	93,964	826,139
Shares redeemed	(58,904)	(398,793)	(12,786)	(119,274)

Net increase	206,563	$1,460,603	81,178	$706,865

Prepared Portfolio 2040
Institutional
Shares sold	8,554	$64,685	2,137	$20,984
Shares issued in reinvestment of dividends and distributions	30	192	21	225

Total issued	8,584	64,877	2,158	21,209
Shares redeemed	(185)	(1,091)	(209)	(1,526)

Net increase	8,399	$63,786	1,949	$19,683

BLACKROCK FUNDS II	OCTOBER 31, 2009	55

Notes to Financial Statements (continued)

	Year Ended October 31, 2009		Year Ended October 31, 2008
Prepared Portfolio 2040 (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	227,434	$1,636,364	177,465	$1,733,208
Shares issued in reinvestment of dividends and distributions	881	5,718	1,005	10,657

Total issued	228,315	1,642,082	178,470	1,743,865
Shares redeemed	(59,543)	(435,381)	(32,354)	(301,153)

Net increase	168,772	$1,206,701	146,116	$1,442,712

Class R
Shares sold	308,188	$2,218,949	98,141	$894,553
Shares issued in reinvestment of dividends and distributions	511	3,309	3	29

Total issued	308,699	2,222,258	98,144	894,582
Shares redeemed	(62,465)	(422,215)	(23,526)	(217,077)

Net increase	246,234	$1,800,043	74,618	$677,505

Prepared Portfolio 2045
Institutional
Shares sold	229	$1,586	907	$8,435
Shares issued in reinvestment of dividends and distributions	3	22	2	17

Total issued	232	1,608	909	8,452
Shares redeemed	(167)	(1,454)	(106)	(849)

Net increase	65	$154	803	$7,603

Investor A
Shares sold	33,696	$244,501	78,656	$729,760
Shares issued in reinvestment of dividends and distributions	138	903	124	1,315

Total issued	33,834	245,404	78,780	731,075
Shares redeemed	(27,216)	(186,870)	(9,069)	(75,585)

Net increase	6,618	$58,534	69,711	$655,490

Class R
Shares sold	105,336	$731,684	34,434	$318,742
Shares issued in reinvestment of dividends and distributions	—	—	142	1,498

Total issued	105,336	731,684	34,576	320,240
Shares redeemed	(21,802)	(164,714)	(9,372)	(84,567)

Net increase	83,534	$566,970	25,204	$235,673

Prepared Portfolio 2050
Institutional
Shares sold	4,332	$27,199	6,111	$58,269
Shares issued in reinvestment of dividends and distributions	177	1,094	59	627

Total issued	4,509	28,293	6,170	58,896
Shares redeemed	(1,815)	(11,833)	(642)	(6,176)

Net increase	2,694	$16,460	5,528	$52,720

56	BLACKROCK FUNDS II	OCTOBER 31, 2009

Notes to Financial Statements (concluded)

	Year Ended October 31, 2009		Year Ended October 31, 2008
Prepared Portfolio 2050 (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	78,361	$549,864	22,290	$207,839
Shares issued in reinvestment of dividends and distributions	472	2,912	38	396

Total issued	78,833	552,776	22,328	208,235
Shares redeemed	(14,067)	(92,957)	(1,593)	(12,472)

Net increase	64,766	$459,819	20,735	$195,763

Class R
Shares sold	103,804	$684,071	36,667	$330,186
Shares issued in reinvestment of dividends and distributions	666	4,101	1	1

Total issued	104,470	688,172	36,668	330,187
Shares redeemed	(15,206)	(100,449)	(10,970)	(101,421)

Net increase	89,264	$587,723	25,698	$228,766

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	OCTOBER 31, 2009	57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Prepared Portfolio 2010, BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045, and BlackRock Prepared Portfolio 2050, nine of the thirty-three portfolios constituting the BlackRock Funds II (the “Fund”) (collectively the “Portfolios”), as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Fund as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 23, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Portfolios during the taxable year ended October 31, 2009:

	Payable Date	Qualified Dividend Income for Individuals*	Dividends Qualifying for the Dividends Received Deduction for Corporations*
Prepared Portfolio 2010	12/30/08	13.78%	12.93%
Prepared Portfolio 2015	12/30/08	16.02%	15.05%
Prepared Portfolio 2020	12/30/08	19.32%	18.16%
Prepared Portfolio 2025	12/30/08	29.56%	27.75%
Prepared Portfolio 2030	12/30/08	68.35%	64.17%
Prepared Portfolio 2035	12/30/08	100.00%	100.00%
Prepared Portfolio 2040	12/30/08	100.00%	100.00%
Prepared Portfolio 2045	12/30/08	100.00%	100.00%
Prepared Portfolio 2050	12/30/08	34.89%	32.60%

*	The Portfolios hereby designate the percentage indicated above or the maximum amount allowable by law.

58	BLACKROCK FUNDS II	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Prepared Portfolio 2010 (the “Prepared Portfolio 2010”), BlackRock Prepared Portfolio 2015 (the “Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (the “Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (the “Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (the “Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (the “Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (the “Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (the “Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (the “Prepared Portfolio 2050”) (each, a “Portfolio,” and collectively, the “Portfolios”), each a series of BlackRock Funds II (the “Fund”), met on May 5, 2009 and June 4-5, 2009 to consider the approval of the Fund’s investment advisory agreement (the “Agreement”), on behalf of each Portfolio, with BlackRock Advisors, LLC (the “Manager,” or “BlackRock”), each Portfolio’s investment advisor.

Activities and Composition of the Board

The Board of the Fund consisted of fifteen individuals, twelve of whom were not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), at the time of the Board’s approval of the Agreements. The Board Members are responsible for the oversight of the operations of each Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) each Portfolio’s operating expenses; (d) the resources devoted to and compliance reports relating to each Portfolio’s investment objective, policies and restrictions; (e) each Portfolio’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Portfolio’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the May 5, 2009 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the May meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Portfolio’s fees and expenses, and the investment performance of each Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Portfolio to BlackRock; (f) sales and redemption data regarding each Portfolio’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on May 5, 2009, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the May 5, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the June 4-5, 2009 Board meeting.

At an in-person meeting held on June 4-5, 2009, the Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Fund, on behalf of each Portfolio, for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Fund and each Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c)

BLACKROCK FUNDS II	OCTOBER 31, 2009	59

Disclosure of Investment Advisory Agreement (continued)

the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the Portfolio, if any; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of each Portfolio’s shares, services related to the valuation and pricing of each Portfolio’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Portfolio. BlackRock and its affiliates and significant shareholders provide each Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to a Portfolio by third parties) and officers and other personnel as are necessary for the operations of a Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide each Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of a Portfolio, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Portfolio. In preparation for the May 5, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to a representative group of similar funds as determined by Lipper and to all funds in the Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time.

The Board noted that the Prepared Portfolio 2010 and the Prepared Portfolio 2015 each ranked in the second quartile against its respective Lipper Performance Universe for both of the one-year and since inception periods reported.

The Board noted that the Prepared Portfolio 2025 and the Prepared Portfolio 2045 each ranked in the first quartile against its respective Lipper Performance Universe for both of the one-year and since inception periods reported.

The Board noted that the Prepared Portfolio 2020, the Prepared Portfolio 2030, the Prepared Portfolio 2035, the Prepared Portfolio 2040, and the Prepared Portfolio 2050 each ranked in the second and first quartiles against its respective Lipper Performance Universe for the one-year and since inception periods reported, respectively.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Portfolio: The Board, including the Independent Board Members, reviewed each Portfolio’s contractual advisory fee rates compared with the other funds in its respective Lipper category. It also compared each Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

60	BLACKROCK FUNDS II	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement (concluded)

The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock will not receive any advisory fees from the Portfolios for its investment advisory service. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit each Portfolio’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable such Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with each Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to each Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Fund, on behalf of each Portfolio, for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Portfolio and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS II	OCTOBER 31, 2009	61

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Robert M. Hernandez 40 East 52nd Street New York, NY 10022 1944	Chairman of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	35 RICs consisting of 101 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemical); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)

Fred G. Weiss 40 East 52nd Street New York, NY 10022 1941	Vice Chairman of the Board and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (a global technology commercialization company) from 2001 to 2007.	35 RICs consisting of 101 Portfolios	Watson Pharmaceutical Inc.

James H. Bodurtha 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	35 RICs consisting of 101 Portfolios	None

Bruce R. Bond 40 East 52nd Street New York, NY 10022 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	35 RICs consisting of 101 Portfolios	None

Donald W. Burton 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	35 RICs consisting of 101 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling (law firm) since 2001; International Advisory Board Member, The Coca Cola Company since 2002; Advisory Board Member, BT Americas (telecommunications) since 2004; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003.	35 RICs consisting of 101 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)

Kenneth A. Froot 40 East 52nd Street New York, NY 10022 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	35 RICs consisting of 101 Portfolios	None

John F. O’Brien 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2007	Trustee, Woods Hole Oceanographic Institute since 2003; Director, Allmerica Financial Corporation from 1995 to 2003; Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	35 RICs consisting of 101 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 40 East 52nd Street New York, NY 10022 1942	Trustee	Since 2007	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director of ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit), since 2008; President, American Bar Association from 1995 to 1996.	35 RICs consisting of 101 Portfolios	None

62	BLACKROCK FUNDS II	OCTOBER 31, 2009

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

David H. Walsh 40 East 52nd Street New York, NY 10022 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Trustee, University of Wyoming Foundation since 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.	35 RICs consisting of 101 Portfolios	None

Richard R. West 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2007	Dean Emeritus, New York University’s Leonard N. Stern School of Business Administration since 1995.	35 RICs consisting of 101 Portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust (real estate company); Alexander’s Inc. (real estate company)

1       Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2       Date shown is the earliest date a person has served as a trustee for the Fund covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.	172 RICs consisting of 283 Portfolios	None

Laurence D. Fink 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007

Chairman and Chief Executive Officer of BlackRock, Inc.

since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.

				35 RICs consisting of 101 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	172 RICs consisting of 283 Portfolios	None

3       Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK FUNDS II	OCTOBER 31, 2009	63

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[1]

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	President and Chief Executive Officer	Since 2009	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffery Holland, CFA 40 East 52nd Street New York, NY 10022 1971	Vice President	Since 2009	Director of BlackRock, Inc. since 2006; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 40 East 52nd Street New York, NY 10022 1977	Vice President	Since 2009	Director of BlackRock, Inc. since 2008; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008; Associate of BlackRock, Inc. from 2002 to 2004.

Brian Schmidt 40 East 52nd Street New York, NY 10022 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, LLC from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1       Officers of the Fund serve at the pleasure of the Board.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Co-Administrator and Transfer Agent

PNC Global Investment

Servicing (U.S.) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Portfolios

100 Bellevue Parkway

Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund retired. The Fund’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Fund.

Effective August 1, 2009, Jean Margo Reid resigned as a Trustee of the Fund. The Board wishes Ms. Reid well in her future endeavors.

Effective September 9, 2009, Brendan Kyne became Vice President of the Fund.

64	BLACKROCK FUNDS II	OCTOBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/ edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12 month period ended June 30 is available, upon request and without charge (1) at www.blackrock.com, or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

BLACKROCK FUNDS II	OCTOBER 31, 2009	65

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

66	BLACKROCK FUNDS II	OCTOBER 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock International Fund
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock Government Income Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS II	OCTOBER 31, 2009	67

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

 LIFECYCLE-10/09-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Prepared Portfolio 2010	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2015	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2020	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2025	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2030	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2035	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2040	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2045	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049
BlackRock Prepared Portfolio 2050	$18,200	$18,000	$0	$0	$6,100	$6,100	$1,028	$1,049

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Prepared Portfolio 2010	$414,628	$412,149
BlackRock Prepared Portfolio 2015	$414,628	$412,149
BlackRock Prepared Portfolio 2020	$414,628	$412,149
BlackRock Prepared Portfolio 2025	$414,628	$412,149
BlackRock Prepared Portfolio 2030	$414,628	$412,149
BlackRock Prepared Portfolio 2035	$414,628	$412,149
BlackRock Prepared Portfolio 2040	$414,628	$412,149
BlackRock Prepared Portfolio 2045	$414,628	$412,149
BlackRock Prepared Portfolio 2050	$414,628	$412,149

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: December 21, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: December 21, 2009